Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000237295 [Member]
Shareholder Report [Line Items]
Fund Name	Strive 500 ETF
Class Name	Strive 500 ETF
Trading Symbol	STRV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strive 500 ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/strv
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 814,386,857
Holdings Count | holding	501
Advisory Fees Paid, Amount	$ 191,448
Investment Company, Portfolio Turnover	1.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	31.0%
Financials	13.7%
Consumer Discretionary	11.5%
Health Care	10.6%
Communication Services	10.1%
Industrials	8.2%
Consumer Staples	5.5%
Energy	3.2%
Utilities	2.0%
Real Estate	1.9%
Materials	1.9%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	6.8%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.5%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc. - Class A	2.9%
Alphabet, Inc. - Class A	2.3%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.0%
Alphabet, Inc. - Class C	1.9%
JPMorgan Chase & Co.	1.5%

C000248532 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Mid-Cap ETF
Class Name	Strive Mid-Cap ETF
Trading Symbol	STXM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strive Mid-Cap ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Website	https://www.strivefunds.com/stxm
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 16,627,527
Holdings Count | holding	394
Advisory Fees Paid, Amount	$ 12,336
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$16,627,527	Portfolio Turnover Rate*	8%
# of Portfolio Holdings	394	Advisory Fees Paid	$12,336
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	20.0%
Financials	15.8%
Consumer Discretionary	13.7%
Information Technology	13.2%
Health Care	9.1%
Real Estate	6.8%
Materials	6.8%
Consumer Staples	4.6%
Energy	4.5%
Communication Services	3.1%
Utilities	2.1%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Robinhood Markets, Inc. - Class A	1.0%
Williams-Sonoma, Inc.	0.7%
Texas Pacific Land Corp.	0.7%
Expand Energy Corp.	0.6%
Twilio, Inc. - Class A	0.6%
NRG Energy, Inc	0.6%
EMCOR Group, Inc.	0.6%
Pure Storage, Inc. - Class A	0.6%
Natera, Inc.	0.6%
DocuSign, Inc.	0.5%

C000238757 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Small-Cap ETF
Class Name	Strive Small-Cap ETF
Trading Symbol	STXK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strive Small-Cap ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxk
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 62,806,772
Holdings Count | holding	594
Advisory Fees Paid, Amount	$ 51,501
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$62,806,772	Portfolio Turnover Rate*	11%
# of Portfolio Holdings	594	Advisory Fees Paid	$51,501
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	18.7%
Industrials	17.8%
Information Technology	13.7%
Health Care	13.1%
Consumer Discretionary	12.5%
Real Estate	6.1%
Materials	4.5%
Utilities	4.2%
Energy	4.0%
Communication Services	2.8%
Consumer Staples	2.2%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Rocket Lab USA, Inc.	0.5%
Credo Technology Group Holding Ltd.	0.5%
BILL Holdings, Inc.	0.5%
Kyndryl Holdings, Inc.	0.4%
Genpact Ltd.	0.4%
Masimo Corp.	0.4%
Glaukos Corp.	0.4%
Brinker International, Inc.	0.4%
Wyndham Hotels & Resorts, Inc.	0.4%
ExlService Holdings, Inc.	0.4%

C000238755 [Member]
Shareholder Report [Line Items]
Fund Name	Strive 1000 Growth ETF
Class Name	Strive 1000 Growth ETF
Trading Symbol	STXG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strive 1000 Growth ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxg
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Net Assets	$ 118,580,182
Holdings Count | holding	697
Advisory Fees Paid, Amount	$ 89,889
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	38.3%
Consumer Discretionary	13.3%
Communication Services	11.6%
Financials	9.7%
Health Care	9.1%
Industrials	8.7%
Consumer Staples	4.0%
Materials	1.7%
Real Estate	1.7%
Energy	1.1%
Utilities	0.5%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	8.6%
Microsoft Corp.	7.7%
NVIDIA Corp.	7.0%
Amazon.com, Inc.	5.5%
Meta Platforms, Inc. - Class A	3.7%
Alphabet, Inc. - Class A	3.0%
Tesla, Inc.	2.8%
Broadcom, Inc.	2.5%
Alphabet, Inc. - Class C	2.4%
Eli Lilly & Co.	1.7%

C000238756 [Member]
Shareholder Report [Line Items]
Fund Name	Strive 1000 Value ETF
Class Name	Strive 1000 Value ETF
Trading Symbol	STXV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strive 1000 Value ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxv
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 68,934,300
Holdings Count | holding	696
Advisory Fees Paid, Amount	$ 53,376
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	25.8%
Health Care	13.3%
Industrials	10.0%
Energy	9.3%
Consumer Staples	9.1%
Consumer Discretionary	6.8%
Information Technology	6.7%
Utilities	6.6%
Communication Services	4.8%
Real Estate	3.9%
Materials	3.3%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
JPMorgan Chase & Co.	3.9%
Exxon Mobil Corp.	2.5%
Bank of America Corp.	2.1%
Johnson & Johnson	2.1%
Wells Fargo & Co.	1.8%
Chevron Corp.	1.7%
International Business Machines Corp.	1.5%
Philip Morris International, Inc.	1.3%
Berkshire Hathaway, Inc. - Class B	1.2%
Cisco Systems, Inc.	1.2%

C000238758 [Member]
Shareholder Report [Line Items]
Fund Name	Strive 1000 Dividend Growth ETF
Class Name	Strive 1000 Dividend Growth ETF
Trading Symbol	STXD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strive 1000 Dividend Growth ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxd
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 50,543,774
Holdings Count | holding	215
Advisory Fees Paid, Amount	$ 82,733
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	23.4%
Health Care	21.6%
Financials	16.2%
Industrials	14.1%
Consumer Staples	8.0%
Consumer Discretionary	8.0%
Materials	3.4%
Real Estate	2.8%
Utilities	1.4%
Energy	0.5%
Cash & Cash Equivalents	0.5%
Communication Services	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Microsoft Corp.	4.7%
Broadcom Inc.	4.7%
Apple, Inc.	4.5%
Eli Lilly & Co	4.3%
Visa, Inc. - Class A	3.6%
UnitedHealth Group, Inc.	3.1%
Mastercard, Inc. - Class A	2.9%
Costco Wholesale Corp.	2.7%
Home Depot, Inc.	2.6%
Procter & Gamble Co.	2.4%

C000237296 [Member]
Shareholder Report [Line Items]
Fund Name	Strive U.S. Energy ETF
Class Name	Strive U.S. Energy ETF
Trading Symbol	DRLL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strive U.S. Energy ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/drll
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 304,465,509
Holdings Count | holding	38
Advisory Fees Paid, Amount	$ 661,840
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

INDUSTRY WEIGHTING (as a % of Net Assets)
Integrated Oil & Gas	45.8%
Oil & Gas Exploration & Production	39.2%
Oil & Gas Refining & Marketing	13.9%
Automotive Retail	1.0%
Cash & Cash Equivalents	0.1%

Top 10 Holdings (as a % of Net Assets)
Exxon Mobil Corp.	21.6%
Chevron Corp.	21.3%
ConocoPhillips	5.6%
EOG Resources, Inc.	4.5%
Marathon Petroleum Corp.	4.5%
Phillips 66	4.4%
Valero Energy Corp.	4.1%
Hess Corp.	3.9%
Diamondback Energy Inc.	3.2%
EQT Corp.	3.0%

C000237297 [Member]
Shareholder Report [Line Items]
Fund Name	Strive U.S. Semiconductor ETF
Class Name	Strive U.S. Semiconductor ETF
Trading Symbol	SHOC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strive U.S. Semiconductor ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/shoc
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 78,793,276
Holdings Count | holding	31
Advisory Fees Paid, Amount	$ 160,190
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

INDUSTRY WEIGHTING (as a % of Net Assets)
Semiconductors	66.5%
Semiconductor Materials & Equipment	23.8%
Application Software	6.2%
Electronic Manufacturing Services	1.7%
Electronic Equipment & Instruments	1.2%
Specialty Chemicals	0.4%
Electrical Components & Equipment	0.1%
Cash & Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	18.1%
Broadcom, Inc.	17.1%
ASML Holding NV	9.7%
Applied Materials, Inc.	4.7%
Texas Instruments, Inc.	4.1%
Analog Devices, Inc.	4.0%
Lam Research Corp.	4.0%
Micron Technology, Inc.	3.9%
KLA Corp.	3.8%
Marvell Technology, Inc.	3.7%

C000240405 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Natural Resources and Security ETF
Class Name	Strive Natural Resources and Security ETF
Trading Symbol	FTWO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strive Natural Resources and Security ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/ftwo
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 27,196,968
Holdings Count | holding	50
Advisory Fees Paid, Amount	$ 61,728
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	34.0%
Materials	27.4%
Energy	22.6%
Utilities	14.7%
Consumer Staples	1.2%
Cash & Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Constellation Energy Corp.	14.7%
Deere & Co.	10.2%
Exxon Mobil Corp.	6.4%
General Electric Co.	4.5%
Corteva, Inc.	3.8%
Freeport-McMoRan, Inc.	3.6%
RTX Corp.	3.6%
Chevron Corp.	3.5%
Newmont Corp.	3.4%
Cameco Corp.	3.3%

C000237654 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Emerging Markets Ex-China ETF
Class Name	Strive Emerging Markets Ex-China ETF
Trading Symbol	STXE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strive Emerging Markets Ex-China ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxe
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 97,582,556
Holdings Count | holding	273
Advisory Fees Paid, Amount	$ 161,721
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	30.2%
Information Technology	29.6%
Materials	6.6%
Consumer Discretionary	5.6%
Industrials	5.6%
Energy	5.4%
Consumer Staples	5.3%
Communication Services	4.6%
Utilities	3.1%
Health Care	3.0%
Real Estate	1.0%

TOP 10 HOLDINGS (as a % of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	13.2%
Samsung Electronics Co. Ltd.,	4.1%
HDFC Bank Ltd.	3.2%
Al Rajhi Bank	2.4%
ICICI Bank Ltd.	2.1%
Reliance Industries Ltd.	2.0%
SK Hynix, Inc.	1.5%
Infosys Ltd.	1.5%
Hon Hai Precision Industry Co. Ltd.	1.3%
MediaTek, Inc.	1.3%

COUNTRY WEIGHTING (as a % of Net Assets)
India	30.2%
Taiwan	24.0%
South Korea	12.1%
Saudi Arabia	8.3%
Brazil	5.6%
South Africa	3.1%
Mexico	2.9%
Thailand	2.6%
Indonesia	2.3%
United Arab Emirates	2.3%
Poland	1.2%
Kuwait	1.2%
Malaysia	1.1%
Qatar	0.8%
Philippines	0.5%
Turkey	0.4%
Hungary	0.4%
United Kingdom	0.3%
Peru	0.2%
Greece	0.2%
United States	0.2%
Chile	0.1%

C000241772 [Member]
Shareholder Report [Line Items]
Fund Name	Strive International Developed Markets ETF
Class Name	Strive International Developed Markets ETF
Trading Symbol	STXI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strive International Developed Markets ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxi
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 16,739,217
Holdings Count | holding	260
Advisory Fees Paid, Amount	$ 20,585
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	26.1%
Industrials	16.1%
Health Care	12.8%
Consumer Discretionary	10.3%
Information Technology	10.0%
Consumer Staples	7.2%
Materials	6.1%
Energy	5.4%
Communication Services	2.9%
Utilities	2.3%
Real Estate	0.6%
Cash & Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
ASML Holding NV	2.1%
SAP SE	2.0%
Novo Nordisk A/S	2.0%
Roche Holding AG	1.5%
Nestle SA	1.5%
Novartis AG	1.5%
AstraZeneca PLC	1.5%
Shell PLC	1.4%
Toyota Motor Corp.	1.4%
HSBC Holdings PLC	1.3%

COUNTRY WEIGHTING (as a % of Net Assets)
Japan	19.1%
United Kingdom	13.8%
Canada	12.5%
France	11.6%
Switzerland	10.1%
Germany	8.8%
Australia	6.2%
Netherlands	4.7%
Denmark	2.6%
Spain	2.4%
Italy	2.0%
Sweden	1.9%
Singapore	1.2%
Hong Kong	1.1%
Finland	0.6%
Belgium	0.5%
United States	0.3%
Ireland	0.3%
Israel	0.1%
Cash & Cash Equivalents	0.2%

C000242670 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Total Return Bond ETF
Class Name	Strive Total Return Bond ETF
Trading Symbol	STXT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strive Total Return Bond ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/stxt
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 126,024,150
Holdings Count | holding	240
Advisory Fees Paid, Amount	$ 287,442
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Mortgage-Backed Securities	44.8%
Asset-Backed Securities	16.2%
U.S. Treasury Securities	13.2%
Corporate Bonds	9.7%
Collateralized Mortgage Obligations	6.4%
Collateralized Loan Obligations	6.1%
Cash & Cash Equivalents	3.6%

TOP 10 HOLDINGS (as a % of Net Assets)
Federal Home Loan Mortgage Corp., Pool QI4343, 4.50%, 04/01/2054	1.8%
Federal Home Loan Mortgage Corp., Pool SD8384, 6.00%, 12/01/2053	1.6%
Federal Home Loan Mortgage Corp., Pool QJ7677, 5.50%, 11/01/2054	1.6%
Ginnie Mae II Pool, Pool MA9171, 5.50%, 09/20/2053	1.5%
United States Treasury Note/Bond, 4.13%, 10/31/2027	1.5%
Federal Home Loan Mortgage Corp., Pool QJ6482, 5.00%, 10/01/2054	1.5%
Federal National Mortgage Association, Pool BW8868, 5.00%, 10/01/2052	1.4%
Ginnie Mae II Pool, Pool MA9105, 5.00%, 08/20/2053	1.4%
Federal Home Loan Mortgage Corp., Pool SD8256, 4.00%, 10/01/2052	1.4%
Federal National Mortgage Association, Pool FS5635, 4.00%, 11/01/2052	1.3%

C000242671 [Member]
Shareholder Report [Line Items]
Fund Name	Strive Enhanced Income Short Maturity ETF
Class Name	Strive Enhanced Income Short Maturity ETF
Trading Symbol	BUXX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Strive Enhanced Income Short Maturity ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.strivefunds.com/buxx
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 208,781,407
Holdings Count | holding	270
Advisory Fees Paid, Amount	$ 187,605
Investment Company, Portfolio Turnover	42.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Asset-Backed Securities	28.2%
Corporate Bonds	26.7%
Collateralized Mortgage Obligations	23.1%
Collateralized Loan Obligations	14.0%
Cash & Cash Equivalents	4.8%
U.S. Treasury Bills	2.3%
U.S. Treasury Securities	0.6%
Mortgage-Backed Securities	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Trinitas CLO Ltd., Series 2018-9A, Class ARRR, 5.49% (3 mo. Term SOFR + 1.20%), 01/20/2032	1.4%
United States Treasury Bill, 4.36%, 09/04/2025	1.4%
Pagaya AI Debt Selection Trust, Series 2023-8, Class B, 7.96%, 06/16/2031	1.2%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-HQA2, Class M1, 5.55% (30 day avg SOFR US + 1.20%), 08/25/2044	1.2%
American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82%, 10/12/2029	1.1%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, 5.70% (30 day avg SOFR US + 1.35%), 02/25/2044	1.1%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-HQA2, Class M1B, 8.35% (30 day avg SOFR US + 4.00%), 07/25/2042	1.0%
Federal Home Loan Mortgage Corp., Series K055, Class A2, 2.67%, 03/25/2026	1.0%
OZLM Ltd., Series 2019-24A, Class A1AR, 5.71% (3 mo. Term SOFR + 1.42%), 07/20/2032	1.0%
Federal Home Loan Mortgage Corp., Series K-F115, Class AS, 4.74% (30 day avg SOFR US + 0.21%), 06/25/2031	1.0%